united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 11/30/15

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	COMMON STOCK - 95.9%
	AIRLINES - 8.1%
23,975	American Airlines Group, Inc.		$ 989,208
20,775	Delta Air Lines, Inc.		965,207
			1,954,415
	BUILDING MATERIALS - 3.7%
12,734	Eagle Materials, Inc.		879,665

	COMMERCIAL SERVICES - 4.8%
35,350	Aramark Holdings Corp.		1,153,117

	DISTRIBUTION/WHOLESALE - 3.7%
28,150	HD Supply Holdings, Inc. *		890,384

	DIVERSIFIED FINANCIAL SERVICES - 9.5%
26,025	AerCap Holdings NV *		1,182,576
19,250	Discover Financial Services		1,092,630
			2,275,206
	ENTERTAINMENT - 2.3%
20,150	Gaming and Leisure Properties, Inc.		547,879

	HOME BUILDERS - 2.7%
12,475	Lennar Corp. +		638,845

	HOME FURNISHINGS - 5.9%
7,900	Tempur Sealy International, Inc. *		628,050
4,825	Whirlpool Corp.		784,159
			1,412,209
	INSURANCE - 8.2%
17,300	MetLife, Inc.		883,857
12,600	Prudential Financial, Inc.		1,090,530
			1,974,387
	PACKAGING & CONTAINERS - 8.0%
29,000	Berry Plastics Group, Inc. *		1,054,440
17,270	WestRock Co.		874,380
			1,928,820
	PHARMACEUTICALS - 20.3%
3,575	Allergan PLC *		1,122,157
15,625	Baxalta, Inc.		537,188
5,670	McKesson Corp.		1,073,614
21,775	Mylan NV *		1,117,057
5,000	Shire PLC - ADR		1,041,800
			4,891,816
	REAL ESTATE - 4.4%
25,850	Realogy Holdings Corp. *		1,067,863

	REITS - 2.5%
34,050	NorthStar Realty Finance Corp.		614,262

	RETAIL - 4.6%
14,600	Dollar Tree, Inc. *		1,101,716

	TELECOMMUNICATIONS - 7.2%
24,775	ARRIS Group, Inc. *		757,372
34,300	CommScope Holding Co., Inc. *		981,666
			1,739,038

	TOTAL COMMON STOCK (Cost - $22,927,802)		23,069,622

	SHORT-TERM INVESTMENTS - 3.6%
863,904	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $863,904)		863,904

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.7%
	U.S. GOVERNMENT - 2.7%
$ 78,412	U.S. Treasury Bills, 0.000%, 5/26/16-10/13/16		78,198
167,609	U.S. Treasury Bonds, 2.500%-6.000%, 2/15/26-2/15/45		168,828
148,192	U.S. Treasury Inflation Indexed, 0.125%-3.375%, 7/15/16-4/15/32		184,502
222,715	U.S. Treasury Notes, 0.250%-2.000%, 12/31/15-5/15/23		223,076
	(Cost - $654,604)		654,604

	TOTAL INVESTMENTS - 102.2% (Cost - $24,446,310) (a)		$ 24,588,130

	OTHER ASSETS AND LIABILITIES - (2.2) %		(534,466)

	NET ASSETS - 100.0%		$ 24,053,664

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt
	PLC - Public Liability Company
	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $24,430,206 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,352,192
		Unrealized depreciation:	(1,194,268)
		Net unrealized appreciation:	$ 157,924

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	COMMON STOCK - 98.9%
	BEVERAGES - 10.6%
39,802	Coca-Cola Co.		$ 1,696,361
13,472	Monster Beverage Corp. *		2,082,906
17,116	SABMiller PLC - ADR		1,040,653
			4,819,920
	BIOTECHNOLOGY - 2.3%
6,509	Amgen, Inc.		1,048,600

	COMMERCIAL SERVICES - 4.4%
4,950	Automatic Data Processing, Inc.		426,987
28,773	SEI Investments Co.		1,564,963
			1,991,950
	COSMETICS/PERSONAL CARE - 3.3%
19,960	Procter & Gamble Co.		1,493,806

	DIVERSIFIED FINANCIAL SERVICES - 6.3%
6,752	American Express Co.		483,713
4,194	Greenhill & Co., Inc.		111,183
28,813	Visa, Inc. - Cl. A		2,276,515
			2,871,411
	FOOD - 3.5%
112,225	Danone SA - ADR		1,568,905

	HEALTHCARE-PRODUCTS - 3.1%
13,455	Varian Medical Systems, Inc. * +		1,086,895
3,358	Zimmer Biomet Holdings, Inc.		339,192
			1,426,087
	INTERNET - 23.0%
22,537	Alibaba Group Holding Ltd. - ADR *		1,894,911
1,835	Alphabet, Inc. *		1,362,671
1,831	Alphabet, Inc. - Cl. A *		1,396,778
4,714	Amazon.com, Inc. *		3,133,867
25,068	Facebook, Inc. - Cl. A *		2,613,088
			10,401,315
	MEDIA - 1.8%
4,835	FactSet Research Systems, Inc.		819,678

	OIL & GAS SERVICES - 2.7%
15,873	Schlumberger Ltd.		1,224,602

	PHARMACEUTICALS - 6.9%
11,694	Merck & Co., Inc.		619,899
12,563	Novartis AG - ADR		1,070,870
26,439	Novo Nordisk A/S - ADR		1,453,352
			3,144,121
	RETAIL - 3.8%
8,878	Lowe's Cos., Inc.		680,055
14,374	Yum! Brands, Inc.		1,042,259
			1,722,314
	SEMICONDUCTORS - 6.0%
3,338	Analog Devices, Inc.		205,721
18,868	ARM Holdings PLC - ADR		956,608
32,170	QUALCOMM, Inc.		1,569,574
			2,731,903

	SOFTWARE - 10.2%
18,923	Autodesk, Inc. *		1,201,043
3,553	Cerner Corp. *		211,759
22,634	Microsoft Corp.		1,230,158
50,362	Oracle Corp.		1,962,607
			4,605,567
	TELECOMMUNICATIONS - 4.9%
81,007	Cisco Systems, Inc.		2,207,441

	TRANSPORTATION - 6.1%
29,735	Expeditors International of Washington, Inc.		1,443,337
12,690	United Parcel Service, Inc. - Cl. B		1,307,197
			2,750,534

	TOTAL COMMON STOCK (Cost - $33,906,457)		44,828,154

	SHORT-TERM INVESTMENTS - 3.7%
1,666,717	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $1,666,717)		1,666,717

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.2%
	U.S. GOVERNMENT - 2.2%
$ 370,605	U.S. Treasury Bills, 0.000%, 12/3/15-5/26/16		369,952
73,309	U.S. Treasury Bonds, 3.000%-3.125%, 11/15/41-5/15/45		73,649
121,600	U.S. Treasury Inflation Indexed, 0.125%, 4/15/19-7/15/24		121,764
422,625	U.S. Treasury Notes, 0.375%-3.125%, 5/31/16-5/15/25		424,712
	(Cost - $990,077)		990,077

	TOTAL INVESTMENTS - 104.8% (Cost - $36,563,251) (a)		$ 47,484,948

	OTHER ASSETS AND LIABILITIES - (4.8) %		(2,184,023)

	NET ASSETS - 100.0%		$ 45,300,925

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt
	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $36,727,919 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 11,517,404
		Unrealized depreciation:	(760,375)
		Net unrealized appreciation:	$ 10,757,029

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	COMMON STOCK - 98.6%
	APPAREL - 2.0%
12,100	Gildan Activewear, Inc. - Cl. A		$ 374,979

	AUTO PARTS & EQUIPMENT - 4.5%
3,375	Delphi Automotive PLC		296,595
5,125	Tenneco, Inc. *		276,135
2,525	WABCO Holdings, Inc. *		271,387
			844,117
	BANKS - 2.3%
9,100	PacWest Bancorp		427,882

	COMMERCIAL SERVICES - 15.7%
5,325	Global Payments, Inc.		377,276
9,475	Grand Canyon Education, Inc. * +		375,399
13,650	Hertz Global Holdings, Inc. *		216,489
5,875	KAR Auction Services, Inc.		222,839
12,175	Sabre Corp.		356,240
7,150	SEI Investments Co.		388,888
8,400	ServiceMaster Global Holdings, Inc. *		314,832
6,825	Total System Services, Inc.		381,927
8,000	TriNet Group, Inc. *		158,000
1,950	United Rentals, Inc. *		153,407
			2,945,297
	COMPUTERS - 3.3%
3,075	CACI International, Inc. - Cl. A *		308,300
11,600	NCR Corp. *		314,476
			622,776
	DISTRIBUTION/WHOLESALE - 1.9%
11,150	HD Supply Holdings, Inc. *		352,675

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
7,125	Nasdaq, Inc.		417,667
13,275	Synchrony Financial *		422,543
			840,210
	HAND/MACHINE TOOLS - 2.8%
16,925	Milacron Holdings Corp. *		249,136
1,650	Snap-on, Inc.		284,064
			533,200
	HEALTHCARE-PRODUCTS - 2.2%
15,775	VWR Corp. *		420,877

	HEALTHCARE-SERVICES - 5.5%
4,525	Amsurg Corp. *		380,371
7,450	Community Health Systems, Inc. *		215,603
6,350	HCA Holdings, Inc. *		432,181
			1,028,155
	HOME BUILDERS - 1.4%
5,225	Lennar Corp.		267,572

	HOME FURNISHINGS - 0.8%
1,450	Harman International Industries, Inc.		149,582

	HOUSEHOLD PRODUCTS/WARES - 5.6%
5,125	Avery Dennison Corp.		338,045
9,700	Jarden Corp. *		452,796
2,775	Spectrum Brands Holdings, Inc.		262,820
			1,053,661
	INSURANCE - 6.2%
9,500	Arthur J Gallagher & Co.		415,625
9,975	First American Financial Corp.		393,414
3,975	Reinsurance Group of America, Inc.		365,223
			1,174,262
	INTERNET - 0.9%
7,300	RingCentral, Inc. - Cl. A *		167,243

	INVESTMENT COMPANIES - 2.3%
27,600	Ares Capital Corp.		436,632

	IRON/STEEL - 2.7%
6,800	Carpenter Technology Corp.		244,392
4,375	Reliance Steel & Aluminum Co.		257,294
			501,686
	MINING - 1.9%
40,450	Constellium NV - Cl. A *		355,556

	OIL & GAS - 0.5%
3,725	Gulfport Energy Corp. *		94,690

	PACKAGING & CONTAINERS - 5.3%
8,350	Crown Holdings, Inc. *		433,448
4,025	Packaging Corp. of America		273,660
5,675	WestRock Co.		287,325
			994,433
	PHARMACEUTICALS - 3.9%
13,950	Catalent, Inc. *		388,507
5,675	Endo International PLC *		348,899
			737,406
	RETAIL - 7.0%
5,475	HSN, Inc.		273,203
7,650	Men's Wearhouse, Inc.		152,924
3,525	PVH Corp.		321,797
38,575	Rite Aid Corp. *		303,971
1,975	Signet Jewelers Ltd.		259,495
			1,311,390
	SAVINGS & LOANS - 2.2%
32,625	Investors Bancorp, Inc.		418,252

	SEMICONDUCTORS - 4.3%
2,625	Avago Technologies Ltd. +		342,431
13,850	Micron Technology, Inc. *		220,631
2,875	Skyworks Solutions, Inc.		238,683
			801,745
	SOFTWARE - 7.4%
5,175	Broadridge Financial Solutions, Inc.		284,522
3,275	Check Point Software Technologies Ltd. *		285,875
27,325	First Data Corp. - Cl. A *		459,060
3,875	Fiserv, Inc. *		372,930
			1,402,387
	TELECOMMUNICATIONS - 1.5%
10,000	CommScope Holding Co., Inc. * +		286,200

	TOTAL COMMON STOCK (Cost - $14,527,414)		18,542,865

	SHORT-TERM INVESTMENTS - 1.3%
251,929	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $251,929)		251,929

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.9%
	U.S. GOVERNMENT - 1.9%
$ 187,791	U.S. Treasury Bills, 0.000%, 1/14/16-2/18/16		187,738
294	U.S. Treasury Bond, 3.000%, 11/15/44		294
157,293	U.S. Treasury Notes., 0.364%-1.500%, 1/31/17-5/31/20		158,082
	(Cost - $346,114)		346,114

	REPURCHASE AGREEMENTS - 0.0%
3,000	RBC Capital Markets Repo, 0.09%, due 12/01/15 with a full maturity value of $3,087
	(Collateralized by $1,167 Fannie Mae, 1.960% to 6.000% due 4/1/27 to 12/1/45, aggregate market value plus accrued interest $1,170; collateralized by $955 Freddie Mac, 2.388% to 6.000% due 7/1/27 to 10/1/45, aggregate market value plus accrued interest $958; and collateralized by $965 Ginnie Mae, 1.750% to 7.000%, due 4/20/25 to 5/20/65, aggregate market value plus accrued interest $968)
	(Cost - $3,000)		3,000

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $349,114)		349,114

	TOTAL INVESTMENTS - 101.8% (Cost - $15,128,457) (a)		$ 19,143,908

	OTHER ASSETS AND LIABILITIES - (1.8) %		(338,229)

	NET ASSETS - 100.0%		$ 18,805,679

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	PLC - Public Liability Company
	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $15,215,439 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 5,110,814
		Unrealized depreciation:	(1,182,345)
		Net unrealized appreciation:	$ 3,928,469

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	COMMON STOCK - 98.6%
	AIRLINES - 2.1%
1,190	Alaska Air Group, Inc. +		$ 94,879
2,620	SkyWest, Inc.		53,998
1,610	Virgin America, Inc. * +		58,588
			207,465
	APPAREL - 1.4%
1,100	Columbia Sportswear Co.		51,513
2,790	Skechers U.S.A., Inc. - Cl. A *		84,258
			135,771
	AUTO PARTS & EQUIPMENT - 3.7%
2,290	Cooper Tire & Rubber Co.		96,157
7,280	Douglas Dynamics, Inc.		169,333
3,050	Tower International, Inc.		93,513
			359,003
	BANKS - 8.0%
9,990	Blue Hills Bancorp, Inc.		162,437
5,590	Customers Bancorp, Inc. *		173,290
5,080	First Interstate BancSystem, Inc. - Cl. A		154,483
2,620	Great Southern Bancorp, Inc.		133,253
4,060	Western Alliance Bancorp *		157,487
			780,950
	BIOTECHNOLOGY - 2.6%
1,690	Isis Pharmaceuticals, Inc. * +		103,158
2,030	NewLink Genetics Corp. * +		74,298
5,500	ZIOPHARM Oncology, Inc. * +		71,940
			249,396
	CHEMICALS - 0.6%
2,540	Kraton Performance Polymers, Inc. *		56,515

	COMMERCIAL SERVICES - 7.5%
1,860	AMN Healthcare Services, Inc. *		54,870
930	Euronet Worldwide, Inc. *		72,280
2,200	Grand Canyon Education, Inc. * +		87,164
2,790	Kforce, Inc.		75,163
3,390	Korn/Ferry International		124,752
2,030	On Assignment, Inc. *		94,760
1,350	PAREXEL International Corp. * +		91,597
4,230	TrueBlue, Inc. *		123,897
			724,483
	COMPUTERS - 3.6%
590	CACI International, Inc. - Cl. A *		59,153
2,450	Manhattan Associates, Inc. *		187,670
1,860	MAXIMUS, Inc.		105,555
			352,378
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
4,320	Aircastle Ltd.		90,547

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
1,350	Encore Wire Corp.		58,955

	ELECTRONICS - 1.0%
1,440	Tech Data Corp. *		97,416

	ENGINEERING & CONSTRUCTION - 3.2%
3,640	Comfort Systems USA, Inc.		115,534
2,200	Dycom Industries, Inc. * +		192,236
			307,770
	ENTERTAINMENT - 4.3%
7,280	Isle of Capri Casinos, Inc. *		134,243
1,270	Marriott Vacations Worldwide Corp.		77,254
1,690	Vail Resorts, Inc.		203,814
			415,311
	FOOD - 2.8%
1,690	B&G Foods, Inc.		63,848
1,020	Cal-Maine Foods, Inc. +		55,600
1,690	Hain Celestial Group, Inc. *		72,163
1,520	Ingles Markets, Inc.		82,794
			274,405
	GAS - 1.3%
2,290	Chesapeake Utilities Corp.		122,034

	HEALTHCARE-PRODUCTS - 4.0%
1,100	ICU Medical, Inc. *		124,784
1,610	LDR Holding Corp. *		43,502
1,440	Masimo Corp. *		59,731
1,690	Natus Medical, Inc. *		82,438
1,440	NuVasive, Inc. *		75,082
			385,537
	HEALTHCARE-SERVICES - 2.1%
2,030	Centene Corp. *		117,232
2,540	HealthSouth Corp.		89,383
			206,615
	HOME BUILDERS - 0.6%
2,620	M/I Homes, Inc. *		61,203

	HOME FURNISHINGS - 0.6%
680	American Woodmark Corp. *		55,767

	HOUSEHOLD PRODUCTS/WARES - 1.3%
1,190	Helen of Troy Ltd. *		123,058

	INSURANCE - 2.5%
1,860	AmTrust Financial Services, Inc. +		116,269
5,840	MGIC Investment Corp. *		55,714
1,190	RLI Corp.		72,233
			244,216
	INTERNET - 0.6%
1,350	Shutterfly, Inc. *		61,965

	LEISURE TIME - 0.7%
7,030	Callaway Golf Co.		70,862

	MEDIA - 2.0%
1,780	Sinclair Broadcast Group, Inc.		62,478
7,790	Time, Inc.		129,626
			192,104
	MISCELLANEOUS MANUFACTURING - 1.7%
1,270	AZZ, Inc.		75,616
3,130	Trinseo SA * +		89,393
			165,009
	OFFICE FURNISHINGS - 2.5%
3,220	Herman Miller, Inc.		102,106
4,150	Interface, Inc.		82,502
2,620	Knoll, Inc.		58,374
			242,982
	OIL & GAS SERVICES - 1.7%
3,390	Matrix Service Co. *		77,936
3,560	Natural Gas Services Group, Inc. *		82,663
			160,599
	PACKAGING & CONTAINERS - 1.4%
3,720	Berry Plastics Group, Inc. *		135,259

	PHARMACEUTICALS - 1.3%
4,570	Adamas Pharmaceuticals, Inc. *		72,983
1,520	Lannett Co., Inc. * +		56,179
			129,162
	REAL ESTATE - 2.1%
5,420	Altisource Residential Corp.		71,761
3,720	HFF, Inc. - Cl. A		127,856
			199,617
	REITS - 4.6%
16,250	Armada Hoffler Properties, Inc.		183,462
250	Ashford Hospitality Prime, Inc.		3,550
2,710	Hudson Pacific Properties, Inc.		77,696
11,430	Silver Bay Realty Trust Corp.		179,794
			444,502
	RETAIL - 10.5%
1,520	Asbury Automotive Group, Inc. *		114,152
1,950	Bob Evans Farms, Inc.		77,708
4,400	Boot Barn Holdings, Inc. * +		46,200
340	Buffalo Wild Wings, Inc. *		54,482
1,190	Casey's General Stores, Inc.		138,361
2,370	Cash America International, Inc.		79,988
2,790	Citi Trends, Inc.		55,326
3,560	Dave & Buster's Entertainment, Inc. *		136,490
760	Group 1 Automotive, Inc.		61,727
1,190	Jack in the Box, Inc.		88,227
590	Lithia Motors, Inc.		73,302
2,620	Zoe's Kitchen, Inc. * +		89,132
			1,015,095
	SAVINGS & LOANS - 3.8%
4,490	Banc of California, Inc.		67,440
2,620	First Defiance Financial Corp.		108,809
13,200	Meridian Bancorp, Inc.		193,512
			369,761
	SEMICONDUCTORS - 2.4%
6,690	Integrated Device Technology, Inc. *		187,588
2,290	Veeco Instruments, Inc. *		46,831
			234,419
	SOFTWARE - 6.5%
2,370	Aspen Technology, Inc. *		104,161
2,710	CSG Systems International, Inc.		96,828
2,200	Guidewire Software, Inc. *		130,526
1,860	Imperva, Inc. *		138,812
1,610	MedAssets, Inc. *		48,509
1,610	SS&C Technologies Holdings, Inc.		115,759
			634,595
	TRANSPORTATION - 2.1%
2,030	Matson, Inc.		104,971
5,080	Scorpio Tankers, Inc.		43,942
3,470	Ship Finance International Ltd. +		60,100
			209,013

	TOTAL COMMON STOCK (Cost - $9,578,320)		9,573,739

	SHORT-TERM INVESTMENTS - 1.3%
130,538	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $130,538)		130,538

Principal
	COLLATERAL FOR SECURITIES LOANED - 13.5%
	U.S. GOVERNMENT - 4.2%
$ 40,284	U.S. Treasury Bills, 0.000%, 1/7/16-7/21/16		40,222
132,373	U.S. Treasury Bonds, 2.875%-3.625%, 11/15/41-2/15/44		135,200
8,189	U.S. Treasury Inflated Indexed, 0.125%-1.375%, 4/15/16-2/15/44		8,597
301,334	U.S. Treasury Notes, 0.354%-3.125%, 7/31/16-2/15/25		219,383
	(Cost - $403,402)		403,402

	REPURCHASE AGREEMENTS - 9.3%
908,181	Daiwa Capital Markets America Repo, 0.14%, due 12/01/15 with a full maturity value of $924,234
	(Collateralized by $273,151 Fannie Mae, 0.000% to 7.500% due 5/25/16 to 2/1/49, aggregate market value plus accrued interest $273,789; collateralized by $6,358 Federal Farm Credit Bank, 0.000% due 8/31/16, aggregate market value plus accrued interest $6,337; collateralized by $2,737 Federal Home Loan Bank, 1.000% to 1.125% due 12/8/17 to 12/19/17, aggregate market value plus accrued interest $2,751; collateralized by $170,277 Freddie Mac, 0.000% to 6.500% due 5/24/19 to 12/1/45, aggregate market value plus accrued interest $170,703; collateralized by $49,806 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 11/20/45, aggregate market value plus accrued interest $49,950; and collateralized by $421,905 U.S. Treasury Bonds and Notes, 0.000% to 8.875%, due 12/24/15 to 9/9/49, aggregate market value plus accrued interest $422,857)
	(Cost - $908,181)		908,181

	COLLATERAL FOR SECURITIES LOANED (Cost - $1,311,583)		1,311,583

	TOTAL INVESTMENTS - 113.4% (Cost - $11,020,441) (a)		$ 11,015,860

	OTHER ASSETS AND LIABILITIES - (13.4) %		(1,304,595)

	NET ASSETS - 100.0%		$ 9,711,265

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,020,514 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 738,334
		Unrealized depreciation:	(742,988)
		Net unrealized depreciation:	$ (4,654)

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2015

Shares		Value
	COMMON STOCK - 97.4%
	AGRICULTURE - 1.1%
820	Philip Morris International, Inc.	$ 71,660

	AUTO MANUFACTURERS - 1.8%
3,720	Honda Motor Co. Ltd.	121,237

	BANKS - 14.9%
2,593	BNP Paribas SA	153,438
31,405	CaixaBank SA	114,857
6,900	DBS Group Holdings Ltd.	80,694
18,810	ICICI Bank Ltd. - ADR	156,311
13,750	Itau Unibanco Holding SA - ADR	97,350
6,220	National Australia Bank Ltd.	132,173
1,600	Sumitomo Mitsui Financial Group, Inc.	60,966
36,970	Sumitomo Mitsui Trust Holdings, Inc.	140,879
24,370	Turkiye Garanti Bankasi AS	61,043
		997,711
	BEVERAGES - 1.9%
19,790	Coca-Cola Amatil Ltd.	129,366

	BUILDING MATERIALS - 4.3%
2,270	CRH PLC	66,677
17,310	Fletcher Building Ltd.	83,067
3,020	LIXIL Group Corp.	70,457
83,100	Semen Indonesia Persero Tbk PT	63,758
		283,959
	CHEMICALS - 9.4%
8,150	Essentra PLC	106,443
2,950	Evonik Industries AG	100,527
265	LG Chem Ltd.	72,597
24,610	Sumitomo Chemical Co. Ltd.	140,858
307	Syngenta AG	113,228
43,000	Ube Industries Ltd.	91,315
		624,968
	COMMERCIAL SERVICES - 1.3%
4,740	Intertrust NV *	89,597

	COMPUTERS - 1.1%
14,360	Fujitsu Ltd.	72,310

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
18,661	Arrow Global Group PLC	72,497
21,479	Brewin Dolphin Holdings PLC	84,332
4,710	ORIX Corp.	67,885
		224,714
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.5%
20,000	Delta Electronics, Inc.	95,558
2,160	Schneider Electric SE	136,387
		231,945
	ENGINEERING & CONSTRUCTION - 4.4%
4,960	Arcadis NV	119,756
115,560	China State Construction International Holdings Ltd.	174,140
		293,896
	FOOD - 4.2%
3,287	Aryzta AG	154,412
2,120	METRO AG	70,491
36,900	Tingyi Cayman Islands Holding Corp.	53,325
		278,228
	INSURANCE - 7.2%
10,990	Assicurazioni Generali SpA	208,653
10,590	Challenger Ltd.	64,773
17,000	Ping An Insurance Group Co. of China Ltd.	93,173
1,268	Samsung Life Insurance Co. Ltd.	112,713
		479,312
	INTERNET - 1.3%
465	NCSoft Corp.	89,194

	LEISURE TIME - 1.3%
3,500	Yamaha Motor Co. Ltd.	85,301

	LODGING - 1.2%
23,200	Sands China Ltd.	78,088

	MACHINERY-CONSTRUCTION & MINING - 1.5%
16,870	Hitachi Ltd.	99,367

	MACHINERY-DIVERSIFIED - 1.1%
1,450	KION Group AG	71,579

	METAL FABRICATE/HARDWARE - 2.2%
8,540	SKF AB	148,662

	MISCELLANEOUS MANUFACTURING - 0.9%
13,985	Airtac International Group	62,292

	OFFICE/BUSINESS EQUIPMENT - 1.5%
6,600	Seiko Epson Corp.	103,777

	OIL & GAS - 11.5%
130,000	China Petroleum & Chemical Corp.	80,308
12,470	Encana Corp.	104,104
21,230	Precision Drilling Corp.	91,646
4,510	Royal Dutch Shell PLC	111,832
21,670	Santos Ltd.	62,893
2,830	Sasol Ltd.	78,778
2,450	TOTAL SA	121,257
13,830	Whitecap Resources, Inc.	118,884
		769,702
	PHARMACEUTICALS - 4.1%
6,660	GlaxoSmithKline PLC	135,239
522	Roche Holding AG	140,021
		275,260
	REAL ESTATE - 1.9%
20,000	China Overseas Land & Investment Ltd.	66,177
4,770	Sun Hung Kai Properties Ltd.	58,565
		124,742
	REITS - 1.1%
96,380	Keppel DC REIT	71,767

	RETAIL - 5.0%
10,144	CK Hutchison Holdings Ltd.	132,612
1,210	HUGO BOSS AG	104,524
575	Kering	99,290
		336,426
	TELECOMMUNICATIONS - 3.3%
78,180	China Unicom Hong Kong Ltd.	96,967
12,680	Telefonaktiebolaget LM Ericsson	123,056
		220,023
	WATER - 1.0%
83,780	Beijing Enterprises Water Group Ltd.	65,562

	TOTAL COMMON STOCK (Cost - $7,003,031)	6,500,645

	STOCK RIGHTS - 0.0%
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
1,050	Delta Electronic, Inc. *	198
	(Cost - $321)	198

	SHORT-TERM INVESTMENTS - 2.1%
140,790	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $140,790)	140,790

	TOTAL INVESTMENTS - 99.5% (Cost - $7,144,142) (a)	$ 6,641,633

	OTHER ASSETS AND LIABILITIES - 0.5%	29,791

	NET ASSETS - 100.0%	$ 6,671,424

	ADR - American Depositary Receipt
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,264,898 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 232,498
	Unrealized depreciation:	(855,763)
	Net unrealized depreciation:	$ (623,265)

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	COMMON STOCK - 98.6%
	BIOTECHNOLOGY - 10.7%
10,600	Amgen, Inc.		$ 1,707,660
10,100	Charles River Laboratories International, Inc. *		773,357
			2,481,017
	ELECTRONICS - 5.1%
6,350	Keysight Technologies, Inc. *		195,644
7,500	Waters Corp. *		996,150
			1,191,794
	HEALTHCARE-PRODUCTS - 21.2%
6,500	Becton Dickinson and Co.		976,625
4,600	Bio-Techne Corp.		419,566
5,670	CR Bard, Inc.		1,059,269
13,796	Medtronic PLC		1,039,391
7,600	St Jude Medical, Inc.		479,560
9,700	Stryker Corp.		935,662
			4,910,073
	HEALTHCARE-SERVICES - 14.0%
7,000	Anthem, Inc.		912,660
6,500	Cigna Corp.		877,370
6,500	DaVita HealthCare Partners, Inc. *		474,760
7,200	Quest Diagnostics, Inc.		491,904
4,400	UnitedHealth Group, Inc.		495,924
			3,252,618
	PHARMACEUTICALS - 47.6%
12,700	AstraZeneca PLC - ADR +		432,435
17,300	Cardinal Health, Inc.		1,502,505
2,082	Catalyst Biosciences, Inc.		6,100
9,500	Eli Lilly & Co.		779,380
8,600	Express Scripts Holding Co. *		735,128
20,500	GlaxoSmithKline PLC - ADR		830,455
7,000	Johnson & Johnson		708,680
5,200	McKesson Corp.		984,620
16,700	Merck & Co., Inc.		885,267
4,400	Novartis AG - ADR		375,056
27,120	Owens & Minor, Inc.		1,044,391
17,708	Sanofi - ADR		783,048
17,200	Teva Pharmaceutical Industries Ltd. - ADR		1,082,396
15,900	VCA, Inc. *		874,977
			11,024,438

	TOTAL COMMON STOCK (Cost - $15,003,140)		22,859,940

	SHORT-TERM INVESTMENTS - 0.9%
214,315	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $214,315)		214,315

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.9%
	REPURCHASE AGREEMENTS - 1.9%
	Daiwa Capital Markets America Repo, 0.14%, due 12/01/15 with a full maturity value of $368,353
$ 440,055	(Collateralized by $132,349 Fannie Mae, 0.000% to 7.500% due 5/25/16 to 2/1/49, aggregate market value plus accrued interest $132,658; collateralized by $3,070 Federal Farm Credit Bank, 0.000% due 8/31/16, aggregate market value plus accrued interest $3,070; collateralized by $1,324 Federal Home Loan Bank, 1.000% to 1.125% due 12/8/17 to 12/19/17, aggregate market value plus accrued interest $1,326; collateralized by $3,054 Freddie Mac, 0.000% to 6.500% due 5/24/19 to 12/1/45, aggregate market value plus accrued interest $3,062; collateralized by $24,132 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 11/20/45, aggregate market value plus accrued interest $24,202; and collateralized by $204,424 U.S. Treasury Bonds and Notes, 0.000% to 8.875%, due 12/24/15 to 9/9/49, aggregate market value plus accrued interest $204,886)
	(Cost - $440,055)		440,055

	TOTAL INVESTMENTS - 101.4% (Cost - $15,657,510) (a)		$ 23,514,310

	OTHER ASSETS AND LIABILITIES - (1.4) %		(325,223)

	NET ASSETS - 100.0%		$ 23,189,087

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,675,381 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 8,006,709
		Unrealized depreciation:	(167,780)
		Net unrealized appreciation:	$ 7,838,929

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	COMMON STOCK - 94.4%
	AEROSPACE/DEFENSE - 1.7%
3,865	Northrop Grumman Corp.		$ 720,281

	COMMERCIAL SERVICES - 1.6%
5,292	Paylocity Holding Corp. *		232,530
6,049	Verisk Analytics, Inc. - Cl. A *		453,373
			685,903
	COMPUTERS - 25.0%
7,820	Accenture PLC - Cl. A		838,460
24,770	Amdocs Ltd.		1,401,239
34,519	Apple, Inc.		4,083,598
11,920	Cognizant Technology Solutions Corp. - Cl. A *		769,794
6,700	Computer Sciences Corp.		209,911
6,700	CSRA, Inc. *		211,117
44,333	EMC Corp.		1,123,398
4,610	International Business Machines Corp.		642,726
15,400	NetApp, Inc.		472,164
30,300	Unisys Corp. *		389,658
9,700	Western Digital Corp.		605,377
			10,747,442
	DISTRIBUTION/WHOLESALE - 0.7%
9,200	Ingram Micro, Inc.		284,556

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
400	Alliance Data Systems Corp. *		114,740
4,139	MasterCard, Inc. - Cl. A		405,291
14,602	Visa, Inc. - Cl. A		1,153,704
			1,673,735
	INTERNET - 24.3%
3,371	Alphabet, Inc. *		2,503,305
3,311	Alphabet, Inc. - Cl. A *		2,525,796
1,630	Amazon.com, Inc. *		1,083,624
14,819	Facebook, Inc. - Cl. A *		1,544,733
3,553	LinkedIn Corp. - Cl. A *		863,770
11,661	Rapid7, Inc. * +		199,753
7,852	Splunk, Inc. *		467,194
1,557	Stamps.com, Inc. *		157,817
181,939	Support.com, Inc. *		203,772
44,200	Symantec Corp.		865,436
			10,415,200
	SEMICONDUCTORS - 12.4%
4,198	Cavium, Inc. *		281,728
51,569	Cypress Semiconductor Corp.		557,977
16,700	Intel Corp.		580,659
13,520	KLA-Tencor Corp.		898,674
33,000	Marvell Technology Group Ltd.		292,380
7,259	MaxLinear, Inc. - Cl. A *		127,032
24,260	QUALCOMM, Inc.		1,183,645
10,105	Texas Instruments, Inc.		587,303
16,630	Xilinx, Inc.		826,345
			5,335,743
	SOFTWARE - 19.7%
9,936	Appfolio, Inc. - Cl. A * +		162,851
24,000	AVG Technologies NV *		506,160
20,000	CA, Inc.		562,200
8,590	Check Point Software Technologies Ltd. *		749,821
15,403	Cvent, Inc. *		556,510
11,941	Guidewire Software, Inc. *		708,460
16,316	Instructure, Inc. *		305,762
40,311	Microsoft Corp.		2,190,903
52,076	Oracle Corp.		2,029,402
5,120	Paycom Software, Inc. * +		223,232
6,020	salesforce.com, Inc. *		479,734
			8,475,035
	TELECOMMUNICATIONS - 5.1%
56,700	Cisco Systems, Inc.		1,545,075
3,391	LogMeIn, Inc. *		242,185
2,080	Palo Alto Networks, Inc. *		389,667
			2,176,927

	TOTAL COMMON STOCK (Cost - $26,558,738)		40,514,822

	SHORT-TERM INVESTMENTS - 3.8%
1,640,888	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $1,640,888)		1,640,888

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.3%
	U.S. GOVERNMENT - 0.5%
$ 51,808	U.S. Treasury Bills, 0.000%, 12/10/15-4/28/16		51,781
23,107	U.S. Treasury Bonds, 3.000%-5.250%, 11/15/28-5/15/45		25,404
15,395	U.S. Treasury Inflation Indexed, 0.125%-2.375%, 4/15/19-1/15/25		15,572
114,174	U.S. Treasury Notes, 0.364%-4.750%, 4/30/16-11/15/24		115,362
	(Cost - $208,119)		208,119

	REPURCHASE AGREEMENTS - 0.8%
339,037	Daiwa Capital Markets America Repo, 0.14%, due 12/01/15 with a full maturity value of $345,033
	(Collateralized by $101,974 Fannie Mae, 0.000% to 7.500% due 5/25/16 to 2/1/49, aggregate market value plus accrued interest $102,213; collateralized by $2,366 Federal Farm Credit Bank, 0.000% due 8/31/16, aggregate market value plus accrued interest $2,366; collateralized by $1,022 Federal Home Loan Bank, 1.000% to 1.125% due 12/8/17 to 12/19/17, aggregate market value plus accrued interest $1,027; collateralized by $63,569 Freddie Mac, 0.000% to 6.500% due 5/24/19 to 12/1/45, aggregate market value plus accrued interest $63,728; collateralized by $18,594 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 11/20/45, aggregate market value plus accrued interest $18,648; and collateralized by $157,508 U.S. Treasury Bonds and Notes, 0.000% to 8.875%, due 12/24/15 to 9/9/49, aggregate market value plus accrued interest $157,863)
	(Cost - $339,037)		339,037

	COLLATERAL FOR SECURITIES LOANED (Cost - $547,156)		547,156

	TOTAL INVESTMENTS - 99.5% (Cost - $28,746,782) (a)		$ 42,702,866

	OTHER ASSETS AND LIABILITIES - 0.5%		232,578

	NET ASSETS - 100.0%		$ 42,935,444

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,872,005 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 14,743,037
		Unrealized depreciation:	(912,176)
		Net unrealized appreciation:	$ 13,830,861

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2015

Shares		Value
	COMMON STOCK - 97.3%
	BUILDING MATERIALS - 5.0%
10,276	Builders FirstSource, Inc. *	$ 138,315

	CHEMICALS - 15.6%
2,390	Dow Chemical Co.	124,591
1,588	FMC Corp.	68,236
903	Praxair, Inc.	101,858
485	Sherwin-Williams Co.	133,894
		428,579
	OIL & GAS - 65.9%
576	Anadarko Petroleum Corp.	34,502
2,548	Canadian Natural Resources Ltd.	61,662
781	Cheniere Energy, Inc. *	37,137
1,217	Chevron Corp.	111,137
1,028	Clayton Williams Energy, Inc. *	57,990
1,512	Delek US Holdings, Inc.	41,867
1,583	Diamondback Energy, Inc. *	123,506
1,354	Energen Corp.	80,279
1,356	EQT Corp.	77,590
1,035	Exxon Mobil Corp.	84,518
13,129	Genel Energy PLC *	48,769
2,684	Gulfport Energy Corp. *	68,227
2,264	Hess Corp.	133,576
2,119	Newfield Exploration Co. *	81,073
1,736	Noble Energy, Inc.	63,659
3,906	Parsley Energy, Inc. - Cl. A *	76,753
563	Pioneer Natural Resources Co.	81,494
6,793	QEP Resources, Inc.	107,329
1,049	Royal Dutch Shell PLC - ADR	52,198
18,532	Santos Ltd.	53,855
2,049	Suncor Energy, Inc.	56,552
2,119	Valero Energy Corp.	152,271
1,584	Western Refining, Inc.	71,692
2,657	YPF SA - ADR	48,623
		1,806,259
	OIL & GAS SERVICES - 5.1%
565	Baker Hughes, Inc.	30,550
2,758	Halliburton Co.	109,906
		140,456
	TRANSPORTATION - 5.7%
8,830	Gener8 Maritime, Inc. *	85,563
8,079	Scorpio Tankers, Inc.	69,883
		155,446

	TOTAL COMMON STOCK (Cost - $2,803,802)	2,669,055

	SHORT-TERM INVESTMENTS - 2.6%
71,034	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $71,034)	71,034

	TOTAL INVESTMENTS - 99.9% (Cost - $2,874,836) (a)	$ 2,740,089

	OTHER ASSETS AND LIABILITIES - 0.1%	3,251

	NET ASSETS - 100.0%	$ 2,743,340

	* Non-income producing securities.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,890,304 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 239,254
	Unrealized depreciation:	(389,469)
	Net unrealized depreciation:	$ (150,215)

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2015

Shares		Value
	COMMON STOCK - 96.1%
	BANKS - 50.0%
4,881	Bank of America Corp.	$ 85,076
887	BankUnited, Inc.	33,529
1,591	BB&T Corp.	61,444
1,660	Citigroup, Inc.	89,789
1,220	Citizens Financial Group, Inc.	32,489
1,727	Fifth Third Bancorp	35,697
348	Goldman Sachs Group, Inc.	66,127
2,106	HSBC Holdings PLC	16,787
1,331	JPMorgan Chase & Co.	88,751
3,507	KeyCorp	45,977
314	M&T Bank Corp.	39,354
705	PacWest Bancorp	33,149
679	PNC Financial Services Group, Inc.	64,851
489	State Street Corp.	35,492
1,143	SunTrust Banks, Inc.	49,629
700	Toronto-Dominion Bank	28,662
1,527	UBS Group AG	29,354
2,001	US Bancorp	87,824
2,230	Wells Fargo & Co.	122,873
		1,046,854
	DIVERSIFIED FINANCIAL SERVICES - 16.3%
865	American Express Co.	61,969
234	Ameriprise Financial, Inc.	26,430
151	BlackRock, Inc. - Cl. A	54,922
1,093	Discover Financial Services	62,039
207	Intercontinental Exchange, Inc.	53,787
1,245	Invesco Ltd.	41,944
273	Nasdaq, Inc.	16,003
729	Synchrony Financial *	23,204
		340,298
	INSURANCE - 23.9%
619	ACE Ltd.	71,092
410	Allstate Corp.	25,732
1,419	American International Group, Inc.	90,220
1,002	Berkshire Hathaway, Inc. *	134,358
1,212	MetLife, Inc.	61,921
480	Prudential Financial, Inc.	41,544
470	Travelers Cos., Inc.	53,848
597	Unum Group	21,898
		500,613
	REAL ESTATE - 1.7%
971	CBRE Group, Inc. - Cl. A *	36,383

	REITS - 4.2%
2,117	Host Hotels & Resorts, Inc. - REIT	35,142
284	Simon Property Group, Inc.	52,892
		88,034

	TOTAL COMMON STOCK (Cost - $1,389,449)	2,012,182

	SHORT-TERM INVESTMENTS - 3.6%
74,769	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $74,769)	74,769

	TOTAL INVESTMENTS - 99.7% (Cost - $1,464,218) (a)	$ 2,086,951

	OTHER ASSETS AND LIABILITIES - 0.3%	6,317

	NET ASSETS - 100.0%	$ 2,093,268

	* Non-income producing securities.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,466,150 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 645,966
	Unrealized depreciation:	(25,165)
	Net unrealized appreciation:	$ 620,801

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2015

Principal		Value
	U.S. GOVERNMENT & AGENCIES - 44.8%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.3%
$ 300,000	1.750%, 05/30/19	$ 302,988

	U.S. TREASURY INFLATION PROTECTION SECURITIES - 20.4%
300,000	0.125%, 01/15/22	308,308
500,000	0.125%, 01/15/23	498,869
500,000	0.375%, 07/15/23	504,547
300,000	0.375%, 07/15/25	294,633
230,000	1.375%, 01/15/20	264,738
		1,871,095
	U.S. TREASURY NOTES - 21.1%
350,000	1.000%, 09/30/19	343,998
250,000	1.375%, 01/31/20	248,301
400,000	2.000%, 07/31/22	400,836
175,000	2.125%, 08/31/20	178,712
354,000	3.625%, 08/15/19	382,106
350,000	3.750%, 11/15/18	375,840
		1,929,793

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $4,109,657)	4,103,876

	CORPORATE BONDS & NOTES - 52.3%
	AIRLINES - 1.4%
125,000	Delta Air Lines, Inc., 6.375%, 1/2/2016 **	125,625

	APPAREL - 1.1%
100,000	Hanesbrands, Inc., 6.375%, 12/15/20	103,400

	BANKS - 6.6%
153,000	Bank of America Corp., 1.700%, 08/25/17	153,164
325,000	BB&T Corp., 4.900%, 06/30/17	340,813
100,000	SunTrust Banks, Inc., 6.000%, 09/11/17	107,091
		601,068
	BUILDING MATERIALS - 2.8%
100,000	Lennox International, Inc., 4.900%, 05/15/17	103,576
150,000	Masco Corp., 6.125%, 10/03/16	155,250
		258,826
	DIVERSIFIED FINANCIAL SERVICES - 7.3%
125,000	American Express Credit Corp., 1.800%, 07/31/18	124,869
100,000	American Express Credit Corp., 2.800%, 09/19/16	101,492
303,000	General Electric Capital Corp., 5.500%, 01/08/20	343,654
100,000	Synchrony Financial, 3.000%, 08/15/19	100,553
		670,568
	ELECTRIC - 0.6%
54,000	Arizona Public Service Co., 2.200%, 01/15/20	53,767

	ELECTRONICS - 2.9%
126,000	Agilent Technologies, Inc., 6.500%, 11/01/17	135,204
125,000	Tech Data Corp., 3.750%, 09/21/17	126,842
		262,046
	ENVIRONMENTAL CONTROL - 0.7%
65,000	Covanta Holding Corp., 7.250%, 12/01/20	67,763

	FOOD - 1.7%
150,000	Delhaize Group, 6.500%, 06/15/17	159,916

	FOREST PRODUCTS & PAPER - 1.0%
86,000	Domtar Corp., 10.750%, 06/01/17	96,474

	HEALTHCARE-PRODUCTS - 3.6%
325,000	CR Bard, Inc., 2.875%, 01/15/16	325,707

	HEALTHCARE-SERVICES - 3.9%
150,000	HCA, Inc., 3.750%, 03/15/19	151,875
180,000	Humana, Inc., 7.200%, 06/15/18	202,719
		354,594
	INSURANCE - 3.3%
275,000	PartnerRe Finance B LLC, 5.500%, 06/01/20	302,235

	INTERNET - 1.2%
100,000	Expedia, Inc., 7.456%, 08/15/18	112,677

	IRON/STEEL - 1.2%
100,000	Nucor Corp., 5.750%, 12/01/17	106,775

	MEDIA - 1.7%
150,000	DIRECTV Holdings LLC, Inc., 2.400%, 03/15/17	151,837

	MINING - 1.8%
164,000	Alcoa, Inc., 5.550%, 02/01/17	169,760

	OIL & GAS - 2.1%
200,000	Hess Corp., 1.300%, 06/15/17	197,389

	OIL & GAS SERVICES - 1.6%
135,000	Halliburton Co., 7.530%, 05/12/17	145,531

	REGIONAL - 2.2%
200,000	Province of Ontario Canada, 2.450%, 06/29/22	199,587

	RETAIL - 1.8%
150,000	Dillard's, Inc., 7.130%, 08/01/18	165,557

	SOFTWARE - 1.1%
100,000	Fidelity National Information Services, Inc., 1.450%, 06/05/17	99,215

	TELECOMMUNICATIONS - 0.7%
61,000	Verizon Communications, Inc., 4.500%, 09/15/20	66,299

	TOTAL CORPORATE BONDS & NOTES (Cost - $4,725,306)	4,796,616

Shares
	SHORT-TERM INVESTMENTS - 1.9%
173,557	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $173,557)	173,557

	TOTAL INVESTMENTS - 99.0% (Cost - $9,008,520) (a)	$ 9,074,049

	OTHER ASSETS AND LIABILITIES - 1.0%	87,862

	NET ASSETS - 100.0%	$ 9,161,911

	** Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2015, these securities amounted to $125,625 or 1.37% of net assets.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,008,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 92,002
	Unrealized depreciation:	(26,473)
	Net unrealized appreciation:	$ 65,529

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2015

Principal		Value
	MUNICIPAL BONDS - 90.2%
	ALASKA - 8.9%
	General Obligation - 5.3%
$ 50,000	Municipality of Anchorage, 5.00%, 9/1/25	$ 61,920
	Refunded - 3.6%
40,000	Municipality of Anchorage, Series A, 5.00%, 10/1/20, Prerefunded to 10/1/16	41,556
		103,476
	ARIZONA - 4.0%
	Electric - 4.0%
40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	45,844

	CONNECTICUT - 9.8%
	General Obligation - 4.6%
45,000	Town of North Haven Connecticut, 5.00%, 10/1/20	52,548
	Special Tax - 5.2%
50,000	Connecticut State Special Tax Revenue, 5.00%, 8/1/27	60,335
		112,883
	DELAWARE - 3.9%
	General Obligation - 3.9%
40,000	County of New Castle DE, 4.00%, 7/15/21	45,390

	HAWAII - 2.0%
	General Obligation - 2.0%
20,000	State of Hawaii, 5.00%, 10/1/19	22,851

	LOUISIANA - 3.9%
	General Obligation - 3.9%
40,000	State of Louisiana Unref Bald- Ser, 5.00%, 9/1/19	45,470

	MAINE - 4.1%
	Refunded - 4.1%
45,000	University of Maine System Revenue, 4.50%, 3/1/26, Prerefunded to 3/1/17	47,196

	MASSACHUSETTS - 7.7%
	Dedicated Tax - 3.7%
40,000	Massachusetts School Building Authority, 4.00%, 8/15/17	42,240
	Transportation - 4.0%
40,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 6/1/40	46,567
		88,807
	MINNESOTA - 5.0%
	Electric - 5.0%
50,000	Southern Minnesota Municipal Power Agency, 5.00%, 1/1/35	58,168

	NEW JERSEY - 3.8%
	Dedicated Tax - 3.8%
40,000	Garden State Preservation Trust, 4.00%, 11/1/22	43,786

	NEW YORK - 3.6%
	Dedicated Tax - 3.6%
40,000	New York State Dormitory Authority, 5.00%, 12/15/16	41,883

	NORTH DAKOTA - 3.5%
	General Obligation - 3.5%
40,000	City of Fargo, 4.25%, 5/1/16	40,660

	OREGON - 3.9%
	Electric - 3.9%
40,000	City of Eugene OR Electric Utility System Revenue, 4.00%, 8/1/20	44,657

	SOUTH DAKOTA - 2.7%
	Refunded - 2.7%
30,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA	30,890

	TENNESSEE - 3.7%
	General Obligation - 3.7%
40,000	Metropolitan Government of Nashville & Davidson County TN, 5.00%, 7/1/17	42,700

	TEXAS - 1.9%
	Water/Sewer - 1.9%
20,000	Texas Water Development Board, 5.00%, 4/15/19	22,585

	VIRGINIA - 4.0%
	General Obligation - 4.0%
40,000	Virginia Resources Authority, 5.00%, 11/1/45	46,368

	WASHINGTON - 4.8%
	Water/Sewer - 4.8%
50,000	County of King WA Sewer Revenue, 4.00%, 1/1/20	55,534

	WASHINGTON, D.C. - 4.6%
	Water/Sewer - 4.6%
45,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/35	52,651

	WISCONSIN - 4.4%
	General Obligation - 4.4%
45,000	State of Wisconsin, 5.00%, 5/1/19	50,940

	TOTAL MUNICIPAL BONDS (Cost - $1,026,067)	1,042,739

Shares
	SHORT-TERM INVESTMENTS - 12.7%
146,547	Goldman Sachs Financial Square Funds - Tax Free Money Market Fund
	(Cost - $146,547)	146,547

	TOTAL INVESTMENTS - 102.9% (Cost - $1,172,614) (a)	$ 1,189,286

	OTHER ASSETS AND LIABILITIES - (2.9) %	(33,375)

	TOTAL NET ASSETS - 100.0%	$ 1,155,911

	FSA - Insured by Federal Security Assurance
	* Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,172,614 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 17,135
	Unrealized depreciation:	(463)
	Net unrealized appreciation:	$ 16,672

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2015

Principal		Value
REPURCHASE AGREEMENT - 99.7%
$ 15,014,000	Merrill Lynch Repo, 0.10%, due 12/01/15 with a full maturity value of $15,014,042
(Fully collateralized by $15,031,000 U.S. Treasury Bond, 2.125 % due 09/30/21; aggregate market value plus accrued interest $15,314,359)
	(Cost - $15,014,000)	$ 15,014,000

	TOTAL INVESTMENTS - 99.7% (Cost - $15,014,000) (a)	$ 15,014,000

	OTHER ASSETS AND LIABILITIES - 0.3%	46,998

	NET ASSETS - 100.0%	$ 15,060,998

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,014,000.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
November 30, 2015

Principal							Value
	CORPORATE BONDS & NOTES - 8.3%
	DIVERSIFIED FINANCIAL SERVICES - 8.3%
$ 500,000	Armor RE Ltd., 4.299%, 12/15/16 ** (a)						$ 500,812
1,000,000	Golden State RE II Ltd., 2.419%, 01/08/19 ** (a)						997,750
	TOTAL CORPORATE BONDS & NOTES (Cost - $1,495,717)						1,498,562

	U.S. GOVERNMENT - 16.7%
	U.S. TREASURY NOTES - 16.7%
2,000,000	0.250%, 02/29/16 + #						2,000,118
1,000,000	1.375%, 07/31/18						1,006,152
	TOTAL U.S. GOVERNMENT (Cost - $3,000,694)						3,006,270

Contracts^				Expiration Date - Exercise Price
	PUT OPTIONS PURHCASED - 0.1% *
4	Euro FX Currency			12/04/2015 - $1.085			14,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $8,750)						14,500

Shares
	SHORT-TERM INVESTMENTS - 69.3%
12,457,957	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $12,457,957)						12,457,957

	TOTAL INVESTMENTS - 94.4% (Cost - $16,963,118) (b)						$ 16,977,289

	OTHER ASSETS AND LIABILITIES - 5.6%						1,005,229

	NET ASSETS - 100.0%						$ 17,982,518

	* Non-income producing securities.
	** Floating rate security, rate shown represents the rate at November 30, 2015.
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	# All or a portion of this security is segregated as collateral for open swap contracts.
	^ Each contract is equivalent to one futures contract.
	(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2015, these securities amounted to $1,498,562 or 8.33% of net assets.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,972,288 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:				$ 16,496
			Unrealized depreciation:				(11,495)
			Net unrealized appreciation:				$ 5,001

Long (Short)				Underlying Face			Unrealized
Contracts				Amount at Value			Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - (0.1) %
3	CBOE VIX Future, Maturing December 2015			$50,925			$ (15,225)
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS						$ (15,225)

	OPEN SHORT FUTURES CONTRACTS - (0.1) %
(25)	Copper Future, Maturing March 2016 +			$1,280,313			9,112
(15)	Euro FX Future, Maturing December 2015			$1,983,750			19,275
(10)	Gold Future, Maturing February 2016 +			$1,065,300			13,200
(50)	Mexican Peso Future, Maturing December 2015			$1,506,000			(17,500)
(10)	Russell Mini Future, Maturing December 2015			$1,195,900			(38,650)
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS						$ (14,563)

	OPEN CREDIT DEFAULT SWAPS - (0.2) %
Notional Amount	Reference Entity	Upfront Premiums Paid (Received)	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Loss
Bought Protection:
$ 576,000	CDX.NA.HY.20 (An interest rate swap on the Markit CDX North America High Yield Index)	(19,288)	JPMC	6/20/2018	Pay	5.00%	$ (20,892)
192,000	CDX.NA.HY.20 (An interest rate swap on the Markit CDX North America High Yield Index)	(5,086)	JPMC	6/20/2018	Pay	5.00%	(8,307)
2,000,000	French Republic (An interest rate swap on French Republic Bonds)	6,174	JPMC	9/20/2016	Pay	0.25%	(10,154)
	Total Unrealized Loss from Open Credit Default Swaps						$ (39,353)

	JPMC - J.P. Morgan Chase

+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
November 30, 2015

Shares		Value
	COMMON STOCK - 99.4%
	ASIA PACIFIC - 22.6%
	AUSTRALIA - 4.7%
268,100	Dexus Property Group	$ 1,492,163
1,123,000	Scentre Group	3,255,352
1,933,000	Westfield Corp.	13,448,113
		18,195,628
	CHINA - 1.1%
725,400	Dalian Wanda Commercial Properties Co. Ltd.	4,304,337

	HONG KONG - 7.5%
373,200	Cheung Kong Property Holdings Ltd.	2,430,871
2,458,100	Link REIT	14,934,145
951,600	Sun Hung Kai Properties Ltd.	11,685,477
		29,050,493
	JAPAN - 7.0%
188,100	Aeon Mall Co. Ltd.	3,226,271
3,148	GLP J-REIT	3,066,051
712	Japan Real Estate Investment Corp.	3,383,602
212,600	Mitsubishi Estate Co. Ltd.	4,464,583
189,500	Mitsui Fudosan Co. Ltd.	4,770,156
650	Nippon Building Fund, Inc.	3,062,607
2,879	Nippon Prologis REIT, Inc.	5,040,760
		27,014,030
	SINGAPORE - 2.3%
1,634,400	Fortune Real Estate Investment Trust	1,642,677
5,038,700	Global Logistic Properties Ltd.	7,044,882
		8,687,559

	TOTAL ASIA PACIFIC (Cost - $102,556,282)	87,252,047

	EUROPE - 17.5%
	BELGIUM - 1.8%
284,392	Intervest Offices & Warehouses NV	6,926,833

	FRANCE - 3.4%
289,700	Klepierre	13,142,461

	GERMANY - 7.0%
209,576	ADO Properties SA *	5,422,150
299,000	TLG Immobilien AG	5,531,835
516,200	Vonovia SE	15,990,720
		26,944,705
	NETHERLANDS - 0.9%
869,900	NSI NV	3,508,189

	UNITED KINGDOM - 4.4%
4,765,400	Empiric Student Property PLC	7,998,824
373,900	Great Portland Estates PLC	4,933,547
1,288,900	Tritax Big Box REIT PLC	2,522,403
152,500	UNITE Group PLC	1,547,325
		17,002,099

	TOTAL EUROPE (Cost - $64,688,091)	67,524,287

	NORTH AMERICA - 59.3%
	CANADA - 4.3%
145,000	Boardwalk Real Estate Investment Trust	5,160,998
326,350	Brookfield Asset Management, Inc.	11,206,859
		16,367,857
	UNITED STATES - 55.0%
457,296	America First Multifamily Investors LP	2,483,117
233,600	American Campus Communities, Inc.	9,437,440
63,000	ARMOUR Residential REIT, Inc.	1,331,190
328,127	Ashford Hospitality Prime, Inc.	4,659,404
117,600	Blackstone Mortgage Trust, Inc.	3,398,640
258,935	Brixmor Property Group, Inc.	6,501,858
479,267	Campus Crest Communities, Inc.	3,211,089
503,500	CatchMark Timber Trust, Inc. - Cl. A	5,714,725
188,900	Chatham Lodging Trust	4,305,031
137,900	Chesapeake Lodging Trust	3,745,364
662,600	ClubCorp Holdings, Inc.	11,893,670
625,900	CorEnergy Infrastructure Trust, Inc.	3,160,795
244,800	Corrections Corp. of America	6,310,944
686,300	Ellington Financial LLC	12,133,784
136,831	Ellington Residential Mortgage REIT	1,814,379
35,179	Equinix, Inc.	10,430,574
406,100	Extended Stay America, Inc.	6,948,371
272,800	First Potomac Realty Trust	3,169,936
266,800	Gaming and Leisure Properties, Inc.	7,254,292
211,400	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,691,044
338,700	La Quinta Holdings, Inc. *	5,077,113
705,500	Medical Properties Trust, Inc.	8,473,055
236,300	Nationstar Mortgage Holdings, Inc. *	3,218,406
41,300	New Residential Investment Corp.	525,336
531,638	New Senior Investment Group, Inc.	4,907,019
513,000	New York REIT, Inc.	5,904,630
788,500	NorthStar Realty Europe Corp. *	9,012,555
480,400	NorthStar Realty Finance Corp.	8,666,416
134,300	PennyMac Mortgage Investment Trust	2,234,752
488,200	Physicians Realty Trust	7,816,082
52,400	QTS Realty Trust, Inc. - Cl. A	2,212,328
227,600	Rexford Industrial Realty, Inc.	3,666,636
779,400	Select Income REIT	16,008,876
389,500	Tanger Factory Outlet Centers, Inc.	12,974,245
130,000	VEREIT, Inc.	1,082,900
122,700	Welltower, Inc.	7,753,413
98,400	Western Asset Mortgage Capital Corp.	1,158,168
		212,287,577

	TOTAL NORTH AMERICA (Cost - $279,267,043)	228,655,434

	TOTAL COMMON STOCK (Cost - $446,511,416)	383,431,768

	SHORT-TERM INVESTMENTS - 0.1%
477,338	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $477,338)	477,338

	TOTAL INVESTMENTS - 99.5% (Cost - $446,988,754) (a)	$ 383,909,106

	OTHER ASSETS AND LIABILITIES - 0.5%	1,991,966

	NET ASSETS - 100.0%	$ 385,901,072

	* Non-income producing securities.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $444,808,357 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,941,458
	Unrealized depreciation:	(64,840,709)
	Net unrealized depreciation:	$ (60,899,251)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	COMMON STOCK - 83.6%
	APPAREL - 0.2%
630	Deckers Outdoor Corp. * +		$ 30,832

	AUTO PARTS & EQUIPMENT - 0.1%
560	Unique Fabricating, Inc.		6,773

	BEVERAGES - 0.2%
2,389	DavidsTea, Inc. * +		28,095

	BIOTECHNOLOGY - 1.3%
2,187	Achillion Pharmaceuticals, Inc. * +		22,264
10,586	NeoGenomics, Inc. * +		84,371
4,937	Pfenex, Inc. * +		76,129
100	Ultragenyx Pharmaceutical, Inc. * +		9,832
			192,596
	CHEMICALS - 1.0%
200	Airgas, Inc.		27,640
800	Cytec Industries, Inc.		59,896
4,949	Platform Specialty Products Corp. * +		62,160
			149,696
	COMMERCIAL SERVICES - 3.9%
56	Alarm.com Holdings, Inc. *		984
856	Cardtronics, Inc. * +		32,194
472	CoStar Group, Inc. * +		98,761
2,636	ExamWorks Group, Inc. * +		69,643
3,275	HMS Holdings Corp. * +		39,726
1,502	KAR Auction Services, Inc. +		56,971
3,413	LifeLock, Inc. * +		49,284
1,291	NV5 Holdings, Inc. * +		29,990
2,560	Paylocity Holding Corp. * +		112,486
11,390	ServiceSource International, Inc. * +		61,506
308	WEX, Inc. * +		29,035
			580,580
	COMPUTERS - 2.1%
2,700	EMC Corp.		68,418
1,280	Fleetmatics Group PLC * +		76,416
5,109	LivePerson, Inc. * +		39,850
3,229	Qualys, Inc. * +		124,187
			308,871
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
2,919	America First Multifamily Investors LP		15,850
4,812	Ellington Financial LLC		85,076
1,900	Hannon Armstrong Sustainable Infrastructure Capital, Inc.		33,174
3,137	Nationstar Mortgage Holdings, Inc. *		42,726
1,204	WageWorks, Inc. * +		51,218
			228,044
	ELECTRIC - 0.4%
2,200	Pepco Holdings, Inc.		56,474

	ELECTRONICS - 0.4%
1,479	IMAX Corp. * +		56,025

	ENTERTAINMENT - 0.4%
2,300	Gaming and Leisure Properties, Inc.		62,537

	ENVIRONMENTAL CONTROL - 0.7%
7,301	Fenix Parts, Inc. * +		46,361
5,302	Heritage-Crystal Clean, Inc. * +		57,792
			104,153
	FOOD - 0.0%
181	Nomad Foods Ltd. *		2,244

	GAS - 1.9%
800	AGL Resources, Inc.		50,056
5,610	Western Gas Equity Partners LP		234,049
			284,105
	HEALTHCARE-PRODUCTS - 1.3%
718	Bio-Techne Corp. +		65,489
280	ConforMIS, Inc. *		5,972
4,573	GenMark Diagnostics, Inc. *		36,447
1,054	Inogen, Inc. * +		40,316
335	iRadimed Corp. *		10,388
3,358	T2 Biosystems, Inc. * +		39,591
			198,203
	HEALTHCARE-SERVICES - 3.5%
1,866	Acadia Healthcare Co., Inc. * +		128,773
1,720	Adeptus Health, Inc. - Cl. A * +		103,355
200	Cigna Corp.		26,996
1,800	Health Net, Inc. *		113,868
400	Humana, Inc.		67,464
889	Premier, Inc. - Cl. A * +		30,546
1,343	Surgical Care Affiliates, Inc. * +		49,919
56	Teladoc, Inc. *		1,190
			522,111
	INSURANCE - 2.3%
1,200	Chubb Corp.		156,636
1,000	PartnerRe Ltd.		139,130
400	StanCorp Financial Group, Inc.		45,456
			341,222
	INTERNET - 1.9%
6,276	Attunity Ltd. * +		85,793
2,002	Cogent Communications Holdings, Inc. +		67,187
1,445	Marketo, Inc. * +		43,740
2,599	RingCentral, Inc. - Cl. A * +		59,543
1,375	Textura Corp. * +		33,206
			289,469
	INVESTMENT COMPANIES - 0.1%
3,540	Acacia Research Corp. +		20,921

	LEISURE TIME - 1.0%
5,900	ClubCorp Holdings, Inc.		105,905
264	Planet Fitness, Inc. - Cl. A *		4,174
600	Steiner Leisure Ltd. *		37,728
			147,807
	LODGING - 1.1%
3,600	Extended Stay America, Inc.		61,596
6,959	La Quinta Holdings, Inc. * +		104,315
			165,911
	MEDIA - 2.7%
1,200	Cablevision Systems Corp.		36,600
2,900	Meredith Corp.		135,285
1,300	Time Warner Cable, Inc.		240,201
			412,086
	METAL FABRICATE/HARDWARE - 2.2%
1,400	Precision Castparts Corp.		324,156

	MISCELLANEOUS MANUFACTURING - 0.2%
1,623	TriMas Corp. * +		35,105

	OIL & GAS - 2.0%
7,190	Delek Logistics Partners LP		262,507
2,764	Sanchez Production Partners LP		42,151
			304,658
	OIL & GAS SERVICES - 0.8%
1,300	Baker Hughes, Inc.		70,291
800	Cameron International Corp. *		54,632
			124,923
	PHARMACEUTICALS - 4.1%
11,295	BioDelivery Sciences International, Inc. * +		69,238
336	Catalent, Inc. * +		9,358
647	GW Pharmaceuticals PLC - ADR * +		56,088
9,499	Keryx Biopharmaceuticals, Inc. * +		54,809
6,379	Lipocine, Inc. * +		88,604
56	NantKwest, Inc. *		913
550	Perrigo Co. PLC		82,165
1,357	Radius Health, Inc. * +		82,519
2,236	Revance Therapeutics, Inc. * +		86,779
560	Seres Therapeutics, Inc. *		20,065
225	Zosano Pharma Corp. *		619
800	ZS Pharma, Inc. *		71,968
			623,125
	PIPELINES - 13.4%
7,710	Cheniere Energy Partners LP		198,147
13,540	Columbia Pipeline Partners LP		203,642
8,130	Energy Transfer Equity LP		153,982
10,360	EnLink Midstream LLC		174,773
5,680	Enterprise Products Partners LP		144,215
6,150	Kinder Morgan, Inc.		144,956
3,270	MarkWest Energy Partners LP		156,960
3,780	Plains All American Pipeline LP		93,668
6,160	Rose Rock Midstream LP		128,929
5,900	Sunoco Logistics Partners LP		164,433
7,170	Tallgrass Energy Partners LP		308,669
700	Williams Cos, Inc.		25,592
4,290	Williams Partners LP		117,632
			2,015,598
	REAL ESTATE - 4.0%
1,900	ADO Properties SA *		49,157
2,800	Brookfield Asset Management, Inc.		96,152
3,200	Cheung Kong Property Holdings Ltd.		20,843
7,900	Dalian Wanda Commercial Properties Co. Ltd.		46,877
49,200	Global Logistic Properties Ltd.		68,789
200	Mitsubishi Estate Co. Ltd.		4,200
1,700	Mitsui Fudosan Co. Ltd.		42,793
6,100	Sun Hung Kai Properties Ltd.		74,907
2,600	TLG Immobilien AG		48,103
1,400	UNITE Group PLC		14,205
4,500	Vonovia SE		139,400
			605,426
	REITS - 14.6%
333	American Campus Communities, Inc.		13,453
4,429	Ashford Hospitality Prime, Inc.		62,892
2,300	BioMed Realty Trust, Inc.		53,981
946	Blackstone Mortgage Trust, Inc.		27,339
1,400	Boardwalk Real Estate Investment Trust		49,830
1,888	Brixmor Property Group, Inc.		47,408
6,657	Campus Crest Communities, Inc.		44,602
797	CatchMark Timber Trust, Inc. - Cl. A		9,046
1,831	Chatham Lodging Trust		41,728
1,500	Chesapeake Lodging Trust		40,740
6,450	CorEnergy Infrastructure Trust, Inc.		32,572
2,097	Corrections Corp. of America		54,061
2,303	Dexus Property Group		12,818
41,600	Empiric Student Property PLC		69,827
484	Equinix, Inc.		143,506
21,200	Fortune Real Estate Investment Trust		21,307
30	GLP J-REIT		29,219
3,700	Great Portland Estates PLC		48,821
2,067	Intervest Offices & Warehouses NV		50,345
8	Japan Real Estate Investment Corp.		38,018
2,457	Klepierre		111,464
21,300	Link REIT		129,408
5,668	Medical Properties Trust, Inc.		68,073
400	New Residential Investment Corp.		5,088
5,431	New Senior Investment Group, Inc.		50,128
4,500	New York REIT, Inc.		51,795
34	Nippon Prologis REIT, Inc.		59,530
6,903	NorthStar Realty Europe Corp. *		78,901
4,372	NorthStar Realty Finance Corp.		78,871
10,912	NSI NV		44,007
4,286	Physicians Realty Trust		68,619
500	QTS Realty Trust, Inc. - Cl. A		21,110
1,900	Rexford Industrial Realty, Inc.		30,609
10,103	Scentre Group		29,287
5,835	Select Income REIT		119,851
3,000	Strategic Hotels & Resorts, Inc. *		42,480
2,701	Tanger Factory Outlet Centers, Inc.		89,970
11,100	Tritax Big Box REIT PLC		21,723
1,100	Welltower, Inc.		69,509
1,120	Western Asset Mortgage Capital Corp.		13,182
17,365	Westfield Corp.		120,810
			2,195,928
	RETAIL - 1.6%
5,162	Boot Barn Holdings, Inc. * +		54,201
1,317	Copart, Inc. * +		51,982
1,819	Five Below, Inc. * +		50,950
1,661	Fogo De Chao, Inc. * +		27,207
6,400	Office Depot, Inc. *		42,176
2,100	Rite Aid Corp. *		16,548
			243,064
	SEMICONDUCTORS - 3.7%
1,600	Altera Corp.		84,480
5,600	Broadcom Corp.		305,928
1,300	Fairchild Semiconductor International, Inc. - Cl. A *		25,402
1,700	Freescale Semiconductor Ltd. *		66,147
800	KLA-Tencor Corp.		53,176
2,100	PMC-Sierra, Inc. *		24,843
			559,976
	SOFTWARE - 5.7%
206	Black Knight Financial Services, Inc. - Cl. A *		7,148
1,450	Demandware, Inc. * +		74,167
1,506	Envestnet, Inc. * +		48,900
123	Evolent Health, Inc. - Cl. A *		2,002
898	Five9, Inc. *		5,972
1,424	Guidewire Software, Inc. * +		84,486
6,044	inContact, Inc. * +		59,654
2,261	Paycom Software, Inc. * +		98,580
2,393	Rackspace Hosting, Inc. * +		68,488
400	SolarWinds, Inc. *		23,372
2,500	Solera Holdings, Inc.		134,350
1,675	SS&C Technologies Holdings, Inc. +		120,433
2,927	Tangoe, Inc. * +		25,172
209	Ultimate Software Group, Inc. * +		41,278
742	Upland Software, Inc. *		5,439
2,101	Veeva Systems, Inc. - Cl. A * +		60,635
			860,076
	TELECOMMUNICATIONS - 2.2%
13,500	Alcatel-Lucent - ADR *		53,055
78	AT&T, Inc.		2,626
2,638	GTT Communications, Inc. * +		55,899
5,995	ID Systems, Inc. * +		22,601
2,216	Infoblox, Inc. * +		33,329
2,717	Numerex Corp. * +		17,824
14,440	ShoreTel, Inc. * +		148,154
			333,488
	TRANSPORTATION - 1.1%
9,100	GasLog Partners LP		163,982

	TOTAL COMMON STOCK (Cost - $13,920,539)		12,578,260

	EXCHANGE TRADED FUNDS - 18.9%
	ASSET ALLOCATION FUNDS - 4.4%
3,204	ProShares UltraShort Euro *		86,892
916	ProShares UltraShort Yen *		84,474
10,820	SPDR Barclays Convertible Securities ETF		499,559
			670,925
	DEBT FUNDS - 5.8%
3,688	iShares iBoxx $ High Yield Corporate Bond ETF		306,288
972	iShares iBoxx $ Investment Grade Corporate Bond ETF		112,665
223	iShares JP Morgan USD Emerging Markets Bond ETF		24,171
5,640	iShares US Preferred Stock ETF		222,047
2,148	Market Vectors J.P. Morgan EM Local Currency Bond ETF		37,719
7,321	PowerShares Senior Loan Portfolio		166,113
			869,003
	EQUITY FUNDS - 8.7%
2,329	First Trust STOXX European Select Dividend Index Fund		28,821
3,736	Global X SuperDividend ETF		75,766
4,546	SPDR S&P Dividend ETF		354,179
2,164	WisdomTree Emerging Markets High Dividend Fund		72,645
3,585	WisdomTree Emerging Markets SmallCap Dividend Fund		129,885
5,443	WisdomTree High Dividend Fund		323,314
5,857	WisdomTree Japan Hedged Equity Fund		322,194
			1,306,804

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,978,037)		2,846,732

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.0% *
18	Five Below, Inc. +	12/18/2015 - $25.00	1,260
	TOTAL OPTIONS PURCHASED (Cost - $1,634)		1,260

Shares
	SHORT-TERM INVESTMENTS - 8.4%
1,262,719	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $1,262,719)		1,262,719

	TOTAL INVESTMENTS - 110.9% (Cost - $18,162,929) (b)		$ 16,688,971

	OTHER ASSETS AND LIABILITIES - (10.9) %		(1,642,389)

	NET ASSETS - 100.0%		$ 15,046,582

Shares			Value
	SECURITIES SOLD SHORT - (21.9) % *
	COMMON STOCK - (15.7) %
	AEROSPACE/DEFENSE - (0.2) %
296	National Presto Industries, Inc.		$ 25,734

	AUTO PARTS & EQUIPMENT - (0.5) %
1,658	Mobileye NV		72,289

	BIOTECHNOLOGY - (0.4) %
1,370	Myriad Genetics, Inc.		59,595

	DIVERSIFIED FINANCIAL SERVICES - (0.1) %
6,871	Higher One Holdings, Inc.		21,781

	ELECTRONICS - (0.9) %
2,078	Keysight Technologies, Inc.		64,023
2,394	Rofin-Sinar Technologies, Inc.		68,804
			132,827
	FOOD - (0.1) %
9,400	Fairway Group Holdings Corp. - Cl. A		7,825

	HEALTHCARE-PRODUCTS - (1.1) %
2,014	Genomic Health, Inc.		61,064
5,742	Novadaq Technologies, Inc.		69,938
4,502	OraSure Technologies, Inc.		28,137
			159,139
	HEALTHCARE-SERVICES - (0.7) %
336	Aetna, Inc.		34,524
1,119	Centene Corp.		64,622
			99,146
	HOUSEHOLDS PRODUCTS/WARES - (0.2) %
2,098	Tumi Holdings, Inc.		37,051

	INSURANCE - (0.5) %
722	ACE Ltd.		82,922

	INTERNET - (0.3) %
1,416	GrubHub, Inc.		36,306
367	Wayfair, Inc. - Cl. A		13,913
			50,219
	LEISURE TIME - (0.5) %
7,542	Callaway Golf Co.		76,023

	MEDIA - (1.8) %
703	Charter Communications, Inc.		131,714
4,716	Media General, Inc.		73,239
3,957	World Wrestling Entertainment, Inc. - Cl. A		67,229
			272,182
	METAL FABRICATE/HARDWARE - (0.2) %
283	Valmont Industries, Inc.		33,182

	OIL & GAS - (0.2) %
583	Clayton Williams Energy, Inc.		32,887

	OIL & GAS SERVICES - (0.7) %
1,456	Halliburton Co.		58,022
572	Schlumberger Ltd.		44,130
			102,152
	PHARMACEUTICALS - (1.0) %
950	Mylan NV		48,735
1,661	Pacira Pharmaceuticals, Inc.		107,550
			156,285
	PIPELINES - (0.0) %
153	Energy Transfer Equity LP		2,898

	RETAIL - (1.6) %
831	BJ's Restaurants, Inc.		38,060
2,742	El Pollo Loco Holdings, Inc.		33,672
8,988	hhgregg, Inc.		37,031
2,436	PetMed Express, Inc.		40,925
2,909	Potbelly Corp.		36,275
375	Restoration Hardware Holdings, Inc.		33,701
1,402	Staples, Inc.		16,922
			236,586
	SEMICONDUCTORS - (2.5) %
1,112	Avago Technologies Ltd.		145,060
880	IPG Photonics Corp.		80,247
400	Lam Research Corp.		31,280
599	NXP Semiconductors NV		55,983
1,247	Silicon Laboratories, Inc.		67,475
			380,045
	SOFTWARE - (1.3) %
830	2U, Inc.		20,020
1,865	ManTech International Corp. - Cl. A		62,459
2,851	Quality Systems, Inc.		46,329
5,191	SciQuest, Inc.		67,016
67	VMware, Inc. - Cl. A		4,114
			199,938
	TELECOMMUNICATIONS - (0.8) %
7,425	Nokia OYJ - ADR		53,534
1,777	Ubiquiti Networks, Inc.		61,999
			115,533
	TOYS/GAMES/HOBBIES - (0.1) %
13,450	LeapFrog Enterprises, Inc. - Cl. A		9,207

	TOTAL COMMON STOCK (Proceeds - $2,304,054)		2,365,446

	EXCHANGED TRADED FUNDS - (6.2) %
	EQUITY FUNDS - (6.2) %
3,815	iShares Russell 2000 ETF JDR		454,329
3,221	iShares Russell 2000 Growth ETF		472,746
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $970,604)		927,075

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,274,658) (b)		$ 3,292,521

Contracts (a)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.0) % *
4	ZS Pharma, Inc.	12/18/2015 - $90.00	124
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $236) (b)		$ 124

	* Non-income producing securities
	+ All or a portion of this security is held as collateral for securities sold short
	ADR - American Depositary Receipt
	PLC - Public Liability Company
	(a) Each contract is equivalent to 100 shares of the underlying common stock.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and call options written, is $14,794,657 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 943,649
	Unrealized depreciation:		(2,341,980)
	Net unrealized depreciation:		$ (1,398,331)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	EXCHANGE TRADED FUNDS - 103.8%
	EQUITY FUNDS - 103.8%
28,400	SPDR S&P500 ETF Trust +		$ 5,926,796
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,755,556)		5,926,796

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.7% *
160	SPDR S&P500 ETF Trust +	12/31/2015 - $205.00	40,640
168	SPDR S&P500 ETF Trust +	01/15/2016 - $205.00	57,456
	TOTAL PUT OPTIONS PURCHASED (Cost - $95,376)		98,096

Shares
	SHORT-TERM INVESTMENTS - 0.4%
22,439	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $22,439)		22,439

	TOTAL INVESTMENTS - 105.9% (Cost - $5,873,371) (b)		$ 6,047,331

	OTHER ASSETS AND LIABILITIES - (5.9) %		(339,446)

	NET ASSETS - 100.0%		$ 5,707,885

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (0.7) % *
	PUT OPTIONS WRITTEN - (0.6) %
160	SPDR S&P500 ETF Trust	12/31/2015 - $195.00	$ 12,640
168	SPDR S&P500 ETF Trust	01/15/2016 - $195.00	23,520
	(Premiums Received - $37,352)		36,160

	CALL OPTIONS WRITTEN - (0.1) %
150	SPDR S&P500 ETF Trust	12/11/2015 - $213.00	5,700
	(Premiums Received - $7,806)		5,700

	TOTAL WRITTEN OPTIONS (Premiums Received - $45,158) (b)		$ 41,860

	* Non-income producing security.
	+ All or a portion of this security is segregated as collateral for options written.
	(a) Each contract is equivalent to 100 shares of the underlying common stock.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, is $5,828,213 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 177,258
	Unrealized depreciation:		-
	Net unrealized appreciation:		$ 177,258

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
November 30, 2015

Shares			Value
	EXCHANGE TRADED FUNDS - 102.1%
	EQUITY FUNDS - 102.1%
156,000		iShares MSCI Emerging Markets ETF +	$ 5,302,440
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,396,638)		5,302,440

Contracts (a)		Expiration Date - Exercise Price
		PUT OPTIONS PURCHASED - 2.9% *
300	iShares MSCI Emerging Markets ETF +	12/18/2015 - $34.00	19,800
883	iShares MSCI Emerging Markets ETF +	12/18/2015 - $34.50	86,534
400	iShares MSCI Emerging Markets ETF +	12/31/2015 - $34.00	42,800
		TOTAL PURCHASED OPTIONS (Cost - $123,785)	149,134

Shares
		SHORT-TERM INVESTMENTS - 1.0%
54,649	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $54,649)		54,649

		TOTAL INVESTMENTS - 106.0% (Cost - $5,575,072) (b)	$ 5,506,223

		OTHER ASSETS AND LIABILITIES - (6.0) %	(311,456)

	NET ASSETS - 100.0%		$ 5,194,767

Contracts (a)		Expiration Date - Exercise Price	Value
		PUT OPTIONS WRITTEN - (1.0) % *
185	iShares MSCI Emerging Markets ETF	12/18/2015 - $31.50	$ 2,220
300	iShares MSCI Emerging Markets ETF	12/18/2015 - $32.50	7,500
698	iShares MSCI Emerging Markets ETF	12/18/2015 - $33.00	21,638
400	iShares MSCI Emerging Markets ETF	12/31/2015 - $32.50	19,600
	TOTAL WRITTEN OPTIONS (Premiums Received - $54,233) (b)		$ 50,958

	* Non-income producing security.
	+ All or a portion of this security is segregated as collateral for options written.
	(a) Each contract is equivalent to 100 shares of the underlying common stock.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put options written, is $5,526,143 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 39,129
	Unrealized depreciation:		(110,007)
	Net unrealized depreciation:		$ (70,878)

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2015, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,069,622	$ -	$ -	$ 23,069,622
Short-Term Investments	863,904	-	-	863,904
Collateral for Securities Loaned	-	654,604	-	654,604
Total	$ 23,933,526	$ 654,604	$ -	$ 24,588,130

Large Capitalization Growth
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 44,828,154	$ -	$ -	$ 44,828,154
Short-Term Investments	1,666,717	-	-	1,666,717
Collateral for Securities Loaned	-	990,077	-	990,077
Total	$ 46,494,871	$ 990,077	$ -	$ 47,484,948

Mid Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,542,865	$ -	$ -	$ 18,542,865
Short-Term Investments	251,929	-	-	251,929
Collateral for Securities Loaned	-	349,114	-	349,114
Total	$ 18,794,794	$ 349,114	$ -	$ 19,143,908

Small Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,573,739	$ -	$ -	$ 9,573,739
Short-Term Investments	130,538	-	-	130,538
Collateral for Securities Loaned	-	1,311,583	-	1,311,583
Total	$ 9,704,277	$ 1,311,583	$ -	$ 11,015,860

International Equity
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture	$ 71,660	$ -	$ -	$ 71,660
Auto Manufactures	-	121,237	-	121,237
Banks	253,661	744,050	-	997,711
Beverages	-	129,366	-	129,366
Building Materials	-	283,959	-	283,959
Chemicals	-	624,968	-	624,968
Commercial Services	-	89,597	-	89,597
Computers	-	72,310	-	72,310
Diversified Financial Servicies	-	224,714	-	224,714
Electrical Components & Equipment	-	231,945	-	231,945
Engineering & Construction	-	293,896	-	293,896
Food	-	278,228	-	278,228
Insurance	-	479,312	-	479,312
Internet	-	89,194	-	89,194
Leisure Time	-	85,301	-	85,301
Lodging	-	78,088	-	78,088
Machinery-Consturction & Mining	-	99,367	-	99,367
Machinery-Diversified	-	71,579	-	71,579
Metal Fabricated/Hardware	-	148,662	-	148,662
Miscellaenous Manufacturing	-	62,292	-	62,292
Office/Business Equipment	-	103,777	-	103,777
Oil & Gas	314,634	455,068	-	769,702
Pharmaceuticals	-	275,260	-	275,260
Real Estate	-	124,742	-	124,742
REITS	-	71,767	-	71,767
Retail	-	336,426	-	336,426
Telecommunications	-	220,023	-	220,023
Water	-	65,562	-	65,562
Stock Rights	-	198	-	198
Short-Term Investments	140,790	-	-	140,790
Total	$ 780,745	$ 5,860,888	$ -	$ 6,641,633

Health & Biotechnology
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,859,940	$ -	$ -	$ 22,859,940
Short-Term Investments	214,315	-	-	214,315
Collateral for Securities Loaned	-	440,055	-	440,055
Total	$ 23,074,255	$ 440,055	$ -	$ 23,514,310

Technology & Communications
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 40,514,822	$ -	$ -	$ 40,514,822
Short-Term Investments	1,640,888	-	-	1,640,888
Collateral for Securities Loaned	-	547,156	-	547,156
Total	$ 42,155,710	$ 547,156	$ -	$ 42,702,866

Energy & Basic Materials
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,669,055	$ -	$ -	$ 2,669,055
Short-Term Investments	71,034	-	-	71,034
Total	$ 2,740,089	$ -	$ -	$ 2,740,089

Financial Services
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,012,182	$ -	$ -	$ 2,012,182
Short-Term Investments	74,769	-	-	74,769
Total	$ 2,086,951	$ -	$ -	$ 2,086,951

Investment Quality Bond
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$ -	$ 4,103,876	$ -	$ 4,103,876
Corporate Bonds & Notes	-	4,796,616	-	4,796,616
Short-Term Investments	173,557	-	-	173,557
Total	$ 173,557	$ 8,900,492	$ -	$ 9,074,049

Municipal Bond
Assets *	Level 1	Level 2	Level 3	Total
Municipal Bonds	$ -	$ 1,042,739	$ -	$ 1,042,739
Short-Term Investments	146,547	-	-	146,547
Total	$ 146,547	$ 1,042,739	$ -	$ 1,189,286

U.S. Government Money Market
Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$ -	$ 15,014,000	$ -	$ 15,014,000
Total	$ -	$ 15,014,000	$ -	$ 15,014,000

James Alpha Global Enhanced Real Return
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 1,498,562	$ -	$ 1,498,562
U.S. Government	-	3,006,270	-	3,006,270
Put Options Purchased	14,500	-	-	14,500
Short-Term Investments	12,457,957	-	-	12,457,957
Total	$ 12,472,457	$ 4,504,832	$ -	$ 16,977,289

Derivatives	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$ 41,587	$ -	$ -	$ 41,587
Forward Contracts	-	107,693	-	107,693
Total	$ 41,587	$ 107,693	$ -	$ 149,280
Liabilities
Futures Contracts	$ (71,375)	$ -	$ -	$ (71,375)
Interest Rate Swaps	-	(39,353)	-	(39,353)
Forward Contracts	-	(16,418)	-	(16,418)
Total	$ (71,375)	$ (55,771)	$ -	$ (127,146)

James Alpha Global Real Estate Investments
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 383,431,768	$ -	$ -	$ 383,431,768
Short-Term Investments	477,338	-	-	477,338
Total	$ 383,909,106	$ -	$ -	$ 383,909,106

James Alpha Multi Strategy Alternative Income
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,578,260	$ -	$ -	$ 12,578,260
Exchange Traded Funds	2,846,732	-	-	2,846,732
Put Options Purchased	1,260	-	-	1,260
Short-Term Investments	1,262,719	-	-	1,262,719
Total	$ 16,688,971	$ -	$ -	$ 16,688,971
Liabilities *
Common Stocks	$ (2,365,446)	$ -	$ -	$ (2,365,446)
Exchange Traded Funds	(927,075)	-	-	(927,075)
Call Options Written	(124)	-	-	(124)
Total	$ (3,292,645)	$ -	$ -	$ (3,292,645)

James Alpha Managed Risk Domestic Equity
Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$ 5,926,796	$ -	$ -	$ 5,926,796
Put Options Pruchased	98,096	-	-	98,096
Short-Term Investments	22,439	-	-	22,439
Total	$ 6,047,331	$ -	$ -	$ 6,047,331
Liabilities
Put Options Written	$ (36,160)	$ -	$ -	$ (36,160)
Call Options Written	(5,700)	-	-	(5,700)
Total	$ (41,860)	$ -	$ -	$ (41,860)

James Alpha Managed Risk Emerging Markets Equity
Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$ 5,302,440	$ -	$ -	$ 5,302,440
Put Options Purchased	149,134	-	-	149,134
Short-Term Investments	54,649	-	-	54,649
Total	$ 5,506,223	$ -	$ -	$ 5,506,223
Liabilities
Put Options Written	$ (50,958)	$ -	$ -	$ (50,958)
Total	$ (50,958)	$ -	$ -	$ (50,958)

* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities at the end of the period.
Except as noted there were no transfers between Level 1 and Level 2 at the end of the period. Energy & Basic Materials tranferred $48,769 from Level 2 into Level 1, Financial Services transferred $16,787 from Level 2 into Level 1, and James Alpha Global Real Estate Portfolio transferred $12,466,462 from Level 2 into Level 1.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at November 30, 2015	% of Fund Total Assets at November 30, 2015
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 1,671,325	9.29%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

At November 30, 2015, the James Alpha Global Enhanced Real Return Portfolio's had the following open currency exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
12/16/2015	2,000,000	MXN	J.P Morgan Chase	119,906	USD	120,210	304
12/17/2015	2,800,000	ZAR	J.P Morgan Chase	207,629	USD	193,143	(14,486)

To Sell:
12/17/2015	2,800,000	ZAR	J.P Morgan Chase	203,741	USD	193,143	10,598
12/16/2015	1,100,000	EUR	J.P Morgan Chase	1,246,465	USD	1,162,315	84,150
12/16/2015	57,000,000	JPY	J.P Morgan Chase	475,222	USD	462,581	12,641
12/16/2015	2,000,000	MXN	J.P Morgan Chase	118,278	USD	120,210	(1,932)
						Total	$ 91,275

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by the James Alpha Global Enhanced Real Return Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio and the James Alpha Managed Risk Emerging Markets Equity Portfolio as of November 30, 2015, categorized by risk exposure:

Fund		Derivatives	Risk Type	Unrealized
James Alpha Global Enhanced Real Return		Options	Foreign Exchange	$ 5,750
		Futures Contracts	Commodity	22,312
			Equity	(53,875)
			Foreign Exchange	1,775
		Swap Contracts	Interest Rate	(39,353)
		Forward Contracts	Foreign Exchange	91,275
James Alpha Multi Strategy Alternative Income		Purchased Options	Equity	(374)
		Written Options	Equity	112
James Alpha Managed Risk Domestic Equity		Purchased Options	Equity	2,720
		Written Options	Equity	3,298
James Alpha Managed Risk Emerging Markets Equity		Purchased Options	Equity	25,349
		Written Options	Equity	3,275

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at November 30, 2015, is a reflection of the volume of derivative activity for each Fund.

A summary of option contracts written for the three months ended November 30, 2015, were as follows:

	James Alpha Multi Strategy Alternative Income
	Call Options
	Number of Options	Option Premiums
Options outstanding, beginning of the year	-	$ -
Options written	4	236
Options closed	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding, end of the period	4	$ 236

	James Alpha Managed Risk Domestic Equity
	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of the year	222	$ 44,403	150	$ 15,056
Options written	1,663	205,021	835	69,464
Options closed	(1,557)	(212,072)	(485)	(50,129)
Options exercised	-	-	-	-
Options expired	-	-	(350)	(26,585)
Options outstanding, end of the period	328	$ 37,352	150	$ 7,806

	James Alpha Managed Emerging Markets Equity
	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of the year	1,435	$ 83,636	214	$ 9,744
Options written	6,137	234,706	4,200	152,900
Options closed	(5,589)	(248,057)	(1,250)	(47,364)
Options exercised	-	-	-	-
Options expired	(400)	(16,052)	(3,164)	(115,280)
Options outstanding, end of the period	1,583	$ 54,233	-	$ -

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 01/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 01/29/2016

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 01/29/2016